Financial liabilities - Disclosure of changes in derivative instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	€ 566	€ 9,932	€ 5,196
Issuance	3,585		7,161
Increase in fair value	3,046	0	0
Decrease in fair value	(1,006)	(9,366)	(2,425)
Repurchase	(2,591)
Exercises	(1,021)
Derivative financial liabilities at end of period	2,579	566	9,932
Kreos A BSA
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	275	2,478	3,177
Issuance	0		0
Increase in fair value	986	0	0
Decrease in fair value	0	(2,203)	(699)
Repurchase	(489)
Exercises	(771)
Derivative financial liabilities at end of period	0	275	2,478
Kreos B BSA
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	149	1,525	2,019
Issuance	0		0
Increase in fair value	440	0	0
Decrease in fair value	0	(1,376)	(494)
Repurchase	(339)
Exercises	(250)
Derivative financial liabilities at end of period	0	149	1,525
OCEANE conversion option
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	142	5,929	0
Issuance	0		7,161
Increase in fair value	1,620	0	0
Decrease in fair value	0	(5,787)	(1,231)
Repurchase	(1,762)
Exercises	0
Derivative financial liabilities at end of period	0	142	5,929
Kreos/Claret BSA
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	0	0	0
Issuance	3,585		0
Increase in fair value	0	0	0
Decrease in fair value	(1,006)	0	0
Repurchase	0
Exercises	0
Derivative financial liabilities at end of period	€ 2,579	€ 0	€ 0